INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD- Description (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method	$ 85,192,710	$ 91,799,267	$ 92,344,598
Envases CMF S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method	$ 21,243,928	$ 21,025,975
Ownership interest	50.00%	50.00%
Leao Alimentos e Bebidas Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method	$ 10,874,632	$ 10,636,778
Ownership interest	10.26%	10.26%
Kaik Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method	$ 448,687	$ 1,551,253
Ownership interest	11.32%	11.32%
SRSA Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method	$ 52,333	$ 59,875
Ownership interest	40.00%	40.00%
Sorocaba Refrescos S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method	$ 27,132,918	$ 28,875,351
Ownership interest	40.00%	40.00%
Trop Frutas do Brasil Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method		$ 885,062
Ownership interest	0.00%	6.10%
Coca-Cola del Valle New Ventures S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method	$ 25,440,212	$ 28,764,973
Ownership interest	35.00%	35.00%